Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Realized gain on equity securities	$ (0.6)	$ (15.6)
Unrealized (gain) loss on equity securities	(10.5)	18.0
Gain on disposition of intangible asset	0.0	(5.6)
Foreign exchange loss	7.2	3.4
Net impairment (reversal) of lease assets and property and equipment	0.3
Net impairment (reversal) of lease assets and property and equipment		(5.5)
Other	(1.3)	(1.7)
Total other income	$ (4.9)	$ (7.0)